Other liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other liabilities..
Employee benefits	kr 84,800	kr 101,028
Royalty payable to third party	5,860	5,732
Development project costs	18,736	28,267
Other payables	82,164	32,272
Total other liabilities	191,560	167,299
Current	173,134	150,555
Non-current	kr 18,426	kr 16,744